LEASES (Details Narrative) - USD ($) $ in Thousands	1 Months Ended				3 Months Ended			12 Months Ended
	May 31, 2023	Dec. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease payment								$ 7
Operating lease payments					$ 151	$ 57		479	$ 261
Sublease income	$ 7
Operating lease, right-of-use asset		$ 307			1,327			1,380	307
Operating lease, liability		$ 263			$ 1,251			1,326	263
Operating lease expense								$ 403	$ 264
Operating lease, weighted average remaining lease term		10 months 2 days			10 months 20 days			10 months 20 days	10 months 2 days
Weighted-average discount rate					6.00%
Office Lease [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Weighted-average discount rate		6.00%			12.80%			12.80%	6.00%
Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease description	Odysight.ai entered into a lease agreement for office space in Ramat Gan, Israel. The agreement is for 48 months beginning on July 1, 2023 and the Company has an option to extend the lease period for an additional two years. The Company does not currently expect to extend the lease period.	Odysight.ai entered into a lease agreement for office space in Ramat Gan, Israel. The agreement is for 12 months beginning on December 14, 2022 and the Company has an option to extend the lease period for an additional one year	In March 2021, Odysight.ai entered into a lease agreement for additional office space in Omer, Israel (“additional space”), with the term for such agreement is ending December 31, 2023	Odysight.ai entered into a lease agreement for office space in Omer, Israel (“original space”), with the 36-month term for such agreement beginning on January 1, 2021			In March 2021, Odysight.ai entered into a lease agreement for additional office space in Omer, Israel (“additional space”), with the term for such agreement is ending December 31, 2023.			Odysight.ai entered into a lease agreement for office space in Omer, Israel (“original space”), with the 36-month term for such agreement beginning on January 1, 2021.
Operating lease payments	$ 25	$ 3			$ 7